EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of actuarial employee benefit assets and liabilities

The actuarial calculations are updated, at the end of each year, by external actuaries and presented in the financial statements in accordance with IAS 19 - Employee Benefits.

				Consolidated
	12/31/2021	12/31/2020	12/31/2021	12/31/2020
	Actuarial asset		Actuarial liabilities
Benefits of pension plans	(59,111)	(13,819)		79,546
Post-employment healthcare benefits			584,288	678,880
	(59,111)	(13,819)	584,288	758,426

Schedule of reconciliation of employee benefits' assets and liabilities

The reconciliation of assets and liabilities of employee benefits is presented below:

	Consolidated
	12/31/2021	12/31/2020	12/31/2019
Present value of defined benefit obligation	3,151,609	3,645,822	3,581,460
Fair value of plan assets	(3,584,244)	(3,766,194)	(3,894,488)
Deficit(Surplus)	(432,635)	(120,372)	(313,028)
Restriction to actuarial assets due to recovery limitation	373,524	186,099	319,102
Liabilities (Assets), net	(59,111)	65,727	6,074
Liabilities		79,546	19,788
Assets	(59,111)	(13,819)	(13,714)
Net (assets) recognized in the balance sheet	(59,111)	65,727	6,074

Schedule of defined benefit obligation

The change in the present value of the defined benefit obligation is shown below:

	Consolidated
	12/31/2021	12/31/2020	12/31/2019
Present value of obligations at the beginning of the year	3,645,822	3,581,460	3,087,433
Cost of service	1,253	968	1,093
Interest cost	231,009	236,551	283,487
Participant contributions made in the period	1,398	1,998	2,126
Benefits paid	(283,393)	(278,960)	(269,995)
Actuarial loss/(gain)	(444,480)	103,805	477,316
Present value of obligations at the end of the year	3,151,609	3,645,822	3,581,460

Schedule of changes in fair value of the plan assets

The change in the fair value of the plan’s assets is shown below:

	Consolidated
	12/31/2021	12/31/2020	12/31/2019
Fair value of plan assets at the beginning of the year	(3,766,193)	(3,894,488)	(3,403,906)
Interest income	(238,534)	(257,946)	(314,102)
Benefits Paid	283,393	278,960	269,995
Participant contributions made in the period	(1,398)	(1,998)	(2,127)
Return on plan assets (less interest income)	138,488	109,279	(444,348)
Fair value of plan assets at the end of the year	(3,584,244)	(3,766,193)	(3,894,488)

Schedule of employee benefits recognized in the income statement

The composition of the amounts recognized in the income statement is shown below:

			Consolidated
	12/31/2021	12/31/2020	12/31/2019
Cost of current service	1,253	968	1,093
Interest cost	231,009	236,551	283,487
Expected return on plan assets	(238,534)	(257,946)	(314,102)
Interest on the asset ceiling effect	11,985	21,737	21,502
Total costs / (income), net	5,713	1,310	(8,020)

Schedule of actuarial gains and losses

The movement of actuarial gains and losses is shown below:

			Consolidated
	12/31/2021	12/31/2020	12/31/2019
Actuarial losses and (gains)	(444,480)	103,805	477,316
Return on plan assets (less interest income)	138,488	109,279	(444,348)
Change in the asset’s limit (excluding interest income)	175,440	(154,741)	73,039
Total cost of actuarial losses and (gains)	(130,552)	58,343	106,007

Schedule of breakdown of actuarial gains or losses

The breakdown of actuarial gains and losses is shown below:

	Consolidated
	12/31/2021	12/31/2020	12/31/2019
Loss due to change in demographic assumptions		67,930
Loss due to change in financial assumptions	(647,564)	(30,454)	472,715
Loss due to experience adjustments	203,084	66,329	4,601
Return on plan assets (less interest income)	138,488	109,279	(444,348)
Change in the asset’s limit (excluding interest income)	175,440	(154,741)	73,039
Actuarial losses and (gains)	(130,552)	58,343	106,007

Schedule of actuarial assumptions used

The main actuarial assumptions used were as follows:

	12/31/2021	12/31/2020
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Millennium Plan: 10.71% Plan 35%: 10.53% Supplementation : 10.54%	Millennium Plan: 6.95% Plan 35%: 6.24% Supplementation: 6.44%
Inflation rate	5.03%	3.32%
Nominal salary increase rate	6.08%	4.35%
Nominal benefit increase rate	5.03%	3.32%
Rate of return on investments	Millennium Plan: 10.71% Plan 35%: 10.53% Supplementation : 10.54%	Millennium Plan: 6.95% Plan 35%: 6.24% Supplementation: 6.44%
General mortality table	Millennium Plan: AT-2012 segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender	Millennium Plan: AT-2012 segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender
Disability table	35% Plan Light Medium. Millenium Plan: Prudential (-10%) Supplementation: not applicable	35% Plan Light Medium. Millenium Plan: Prudential (-10%) Supplementation: not applicable
Disability mortality table	Millenium Plan: AT-71 35% Plan : MI-2006 -10% M&F Supplementation: Winklevoss -10%	Millenium Plan: AT-71 35% Plan : MI-2006 -10% M&F ;Supplementation: Winklevoss -10%
Turnover table	Millenium plan 5% per annum, zero for plans 35% and Supplementation	Millenium plan 5% per annum, zero for plans 35% and Supplementation
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband

Schedule of average life expectancy

The assumptions regarding the mortality table are based on published statistics and mortality tables. These tables translate into an average life expectancy in years for employees aged 65 and 40:

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
Longevity at age of 65 for current participants	12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Male	18.38	18.38	18.75	18.75	21.47	21.47
Female	18.38	18.38	21.41	21.41	23.34	23.34

Longevity at age of 40 for current participants
Male	40.15	40.15	40.60	40.60	44.07	44.07
Female	40.15	40.15	44.41	44.41	46.28	46.68

Schedule of allocation of plan assets

Allocation of plan assets:

		12/31/2021		12/31/2020		12/31/2019
Variable income	195,032	5.44%	54,285	1.44%	25,236	0.65%
Fixed income	3,127,736	87.26%	3,438,735	91.31%	3,607,398	92.63%
Real estate	190,474	5.31%	182,145	4.84%	183,098	4.70%
Others	71,002	1.98%	91,028	2.42%	78,756	2.02%
Total	3,584,244	100.00%	3,766,193	100.00%	3,894,488	100.00%

The quantitative sensitivity analysis in relation to significant assumptions, for pension plans on December 31, 2021, is shown below:

The quantitative sensitivity analysis in relation to significant assumptions, for pension plans on December 31, 2021, is shown below:

						12/31/2021
	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	(1,005)	1,084	(5,507)	5,954	(4,758)	5,309
Effect on present value of obligations	(16,114)	17,381	(85,515)	92,456	(68,287)	76,188

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations					191	(181)
Effect on present value of obligations					1,079	(1,030)

Assumption: Mortality table
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	120	(120)	623	(623)	430	(430)
Effect on present value of obligations	1,928	(1,928)	9,669	(9,669)	5,975	(5,975)

Assumption: Benefit adjustment
Sensitivity level	+1 year	- 1 year	+1 year	- 1 year	+1 year	- 1 year
Effect on current service cost and on interest on actuarial obligations	850	(839)	4,382	(4,362)	1,562	(1,541)
Effect on present value of obligations	13,626	(13,455)	68,039	(67,726)	22,603	(22,306)

Schedule of forecast benefit payments of the defined benefit plans

Following are the expected benefits for future years for defined benefit plans:

Forecast payments
Year 1	303,855
Year 2	289,600
Year 3	282,546
Year 4	275,174
Year 5	267,521
Next 5 years	1,220,994
Total forecast payments	2,639,690

Schedule of post-employment health care plan amounts	The amounts recognized in the balance sheet were determined as follows:
	12/31/2021	12/31/2020	12/31/2019
Present value of obligations	584,288	678,880	892,396
Liabilities	584,288	678,880	892,396

Schedule of reconciliation of the healthcare liabilities

The reconciliation of health benefit liabilities is presented below:

	12/31/2021	12/31/2020	12/31/2019
Actuarial liability at the beginning of the year	678,880	892,396	897,137
Expenses recognized in income for the year	42,355	57,731	69,907
Sponsor’s contributions transferred in prior year	(73,324)	(81,340)	(82,081)
Recognition of actuarial loss/(gain)	(63,623)	(189,907)	7,433
Actuarial liability at the end of the year	584,288	678,880	892,396

Schedule of actuarial gains and losses recognized in shareholders' equity	The actuarial gains and losses recognized in equity are shown below:
	12/31/2021	12/31/2020	12/31/2019
Gain/(loss) recognized in shareholders' equity	(63,623)	(189,907)	7,433

Schedule of weighted average life expectancy

Below is the weighted average life expectancy based on the mortality table used to determine the actuarial obligations:

	12/31/2021	12/31/2020
Longevity at age of 65 for current participants
Male	20.24	20.24
Female	20.24	20.24

Longevity at age of 40 for current participants
Male	42.74	42.74
Female	42.74	42.74

Schedule of actuarial assumptions used for calculating postemployment healthcare benefits

The actuarial assumptions used to calculate post-employment health benefits were:

	12/31/2021	12/31/2020
Biometric and Demographic
General mortality table	AT 2000 segregated by gender 20%	AT 2000 segregated by gender 20%

Financial
Actuarial nominal discount rate	10.55%	6.53%
Inflation	5.03%	3.32%
Real increase in medical costs based on age (Aging Factor)	0.5% - 3.00% real p.a.	0.5% - 3.00% real p.a.
Nominal increase medical costs growth rate	4.10%	4.10%
Average medical cost (Claim cost)	1,011.42	913.00

The quantitative sensitivity analysis for significant assumptions for the post-employment health benefit as of December 31, 2021, is shown below:

The quantitative sensitivity analysis for significant assumptions for the post-employment health benefit as of December 31, 2021, is shown below:

		12/31/2021
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	559	(608)
Effect on present value of obligations	(20,842)	22,545

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	5,291	(4,599)
Effect on present value of obligations	50,127	(43,572)

	Assumption: Benefit adjustment
Sensitivity level	+1 year	- 1 year
Effect on current service cost and on interest on actuarial obligations	3,880	(3,669)
Effect on present value of obligations	36,763	(34,763)

Schedule of forecast benefit payments of the postemployment healthcare plans

Following are the expected benefits for future exercises for post-employment health benefit plans:

Forecast benefit payments
Year 1	65,814
Year 2	63,130
Year 3	60,377
Year 4	57,534
Year 5	54,598
Next 5 years	227,586
Total forecast payments	529,039